Income Taxes - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 10,183	$ 10,114	$ 10,220
Deferred income tax expense (recovery)	422	53	(139)
Foreign exchange adjustments	(66)	16	33
Balance – end of year	$ 10,539	$ 10,183	$ 10,114